Common Stock	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 7 - Common Stock

Prior to the Contribution, the Company raised $61,526 by issuing 209,755 shares of the Company’s Common Stock at a price per share of $0.29. Additionally, on January 17, 2014 the Company issued 186,091 shares of common stock for proceeds of $99,694 in connection with the exercise of warrants.

On January 28, 2014, the members of Raditaz, contributed their Raditaz membership interests to the Company in exchange for approximately 10,000,000 shares of the Company’s common stock, which resulted in Raditaz being a wholly owned subsidiary of the Company. Each membership interest of Raditaz, LLC, at the time of Contribution were automatically converted into shares of the Company’s common stock, with the result that the 39,249,885 membership interests outstanding immediately prior to the Contribution was converted into approximately 10,000,000 shares of common stock outstanding immediately thereafter.

Concurrently with the closing of the Contribution and in contemplation of the Contribution, the Company held a closing of its private placement offering (“PPO”) of 4,075,036 units of its common stock, at a price of $1.00 per unit, for gross proceeds (before deducting commissions and expenses of the PPO) of $4,075,036. Each unit was comprised of one share of common stock and a warrant to purchase one share of our common stock. Each warrant carries a term of five years. An aggregate of approximately 4,075,036 units were sold in the initial closing of the PPO with a total of approximately 4,482,540 warrants as discussed in Note 8.

On March 14, 2014, the Company consummated a second closing (the "Second Closing") of the PPO, in connection with which the Company issued and sold approximately 4,635,019 additional units, at a purchase price of $1.00 for gross proceeds (before deducting commissions and expenses of the PPO) of $4,635,019. Each unit was comprised of one share of common stock and a warrant to purchase one share of the Company’s common stock. Each warrant carries a term of five years. An aggregate of approximately 4,635,019 units were sold in the second closing of the PPO with a total of approximately 5,098,466 as discussed in Note 8.

On March 28, 2014, the Company consummated a third and final closing of the PPO, in connection with which the Company issued and sold approximately 970,245 additional Units at the PPO Price of $1.00 for gross proceeds (before deducting commissions and expenses of the PPO) of $970,245. Each unit was comprised of one share of common stock and a warrant to purchase one share of our common stock. Each warrant carries a term of five years. An aggregate of approximately 970,245 units were sold in the third and final closing of the PPO with a total of approximately 1,067,275 as discussed in Note 8.

As a result of the three closings of the PPO discussed above, a total of 9,680,300 shares of common stock were issued. Proceeds were received of approximately $8,200,000, net of costs associated with the placement of approximately $1,500,000. As of March 31, 2014, warrants entitle their holders to purchase approximately 9,680,300 shares of common stock with a term of five years and an exercise price of $2.00 per share and broker warrants entitle their holders to purchase approximately 967,981 shares of common stock with a term of five years and an exercise price of $1.00 per share.

Prior to the Contribution, eleven stockholders of the Company (“Pre-Contribution Transaction Stockholders”), entered into an agreement (“Side Sale Agreement”) to which they agreed to cancel a portion of their shares after the initial PPO such that the aggregate number of shares they collectively held following such cancellation would be equal to 19.9% of the total outstanding shares of the Company’s common stock. Subsequent to the initial PPO, approximately 715,280 shares were cancelled. Terms included in the agreement discussed the issuance of additional shares to the shareholders in the event there were additional closings of the PPO following the initial closing so as to maintain their 19.9% common stock ownership position. As a result of the second and third closing, an aggregate of approximately 1,379,631 restricted shares of common stock were issued to the pre-contribution transaction stockholders. The Company recorded $1,379,631 of stock based compensation expense in connection with the issuance of the shares with a fair value per share of $1.00.

On March 25, 2014 the Company entered into a contract with a consultant pursuant to which the Company will issue shares in exchange for advisory services. Pursuant to the services agreement the Company was obligated to issue 60,000 shares of common stock as of March 25, 2014 in prepayment of services to be provided under the agreement. As of May 14, 2014, the Company had not issued any shares under this agreement.